Corrections to Previously Issued Consolidated Financial Statements (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Jul. 21, 2015
Consolidated Balance Sheet
Prepayment	$ 3,815
Due to related party	22,517	$ 953,000		$ 953,000		6,500,000
Total Liabilities	369,103	1,056,130		1,056,130		6,556,470
Additional paid-in capital	1,132,685	10,586,464		10,586,464		4,733,461
Accumulated deficit	(315,602)	(11,848,288)		(11,848,288)		(11,323,401)
Total equity (deficit)	633,357	(1,048,077)		(1,048,077)		(6,379,118)	$ 897,001
Consolidated Statements of Operations and Comprehensive Loss
Selling, general and administrative expenses	315,602	169,427	$ 289,098	562,930	$ 349,486	997,263
Research and development expenses		17,500		67,848	10,000,000	10,000,000
Net loss from operations	(315,602)	(99,479)	(289,098)	(476,706)	(10,349,518)	(10,997,295)
Loss from continuing operations before income taxes	(315,602)	(127,879)	(292,401)	(524,057)	(10,352,769)	(11,006,963)
Net Loss	$ (315,602)	$ (127,879)	$ (293,237)	$ (524,887)	$ (10,353,605)	$ (11,007,799)
Basic and diluted loss per share	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.05)	$ (0.06)
Consolidated Statements of Cash Flow
Net loss from continuing operations	$ (315,602)	$ (127,879)	$ (293,237)	$ (524,887)	$ (10,353,605)	$ (11,007,799)
Issuance of common stocks for compensation						397,960
(Increase) decreases in prepayment	(3,815)				3,815	3,815
(Increase) decrease in due from related party
(Decrease) increase in due to related party	22,517			(647,000)	6,477,483	6,477,483
Increase (decrease) in due to shareholder	46,586				(46,586)	(46,586)
Net cash used in operating activities	(715)			(1,115,484)	(3,263,340)	(3,474,707)
Proceeds from subscription receivable					350,000	350,000
Proceeds from issuance of common stock	948,959					2,350,000
Net cash used in operating activities	995,545			$ 950,000	2,353,414	2,653,414
Previously Reported [Member]
Consolidated Balance Sheet
Prepayment			3,500,000		3,500,000
Due to related party
Total Liabilities						56,470
Additional paid-in capital						4,733,401
Accumulated deficit			(669,207)		(669,207)	(4,823,401)
Total equity (deficit)						120,882
Consolidated Statements of Operations and Comprehensive Loss
Selling, general and administrative expenses						4,497,263
Research and development expenses
Net loss from operations						(4,497,295)
Loss from continuing operations before income taxes						(4,506,963)
Net Loss					$ (352,796)	$ (4,507,799)
Basic and diluted loss per share					$ 0.00	$ 0.00
Consolidated Statements of Cash Flow
Net loss from continuing operations					$ (352,796)	$ (4,507,799)
Issuance of common stocks for compensation						1,295,324
(Increase) decreases in prepayment					(3,496,185)
(Increase) decrease in due from related party					350,000
(Decrease) increase in due to related party					(22,517)	(22,517)
Increase (decrease) in due to shareholder					(46,586)
Net cash used in operating activities	(517)				(3,857,447)
Proceeds from issuance of common stock					897,521
Net cash used in operating activities					2,947,521
Restated [Member]
Consolidated Balance Sheet
Prepayment
Due to related party			6,500,000		6,500,000	6,500,000
Total Liabilities						6,556,470
Additional paid-in capital						4,733,461
Accumulated deficit			(10,669,207)		(10,669,207)	(11,323,401)
Total equity (deficit)						(6,379,118)
Consolidated Statements of Operations and Comprehensive Loss
Selling, general and administrative expenses						997,263
Research and development expenses					10,000,000	10,000,000
Net loss from operations						(10,997,295)
Loss from continuing operations before income taxes						(11,006,963)
Net Loss					$ (10,352,796)	$ (11,007,799)
Basic and diluted loss per share					$ (0.05)	$ (0.06)
Consolidated Statements of Cash Flow
Net loss from continuing operations					$ (10,352,796)	$ (11,007,799)
Issuance of common stocks for compensation					897,521	1,295,324
(Increase) decreases in prepayment					3,815
(Increase) decrease in due from related party
(Decrease) increase in due to related party					6,477,483	6,477,483
Increase (decrease) in due to shareholder
Net cash used in operating activities	(715)				(3,263,340)
Proceeds from subscription receivable					350,000
Proceeds from issuance of common stock
Net cash used in operating activities					(2,353,414)
Adjustments No.1 [Member]
Consolidated Balance Sheet
Prepayment			(3,500,000)		(3,500,000)
Due to related party			6,500,000		6,500,000	6,500,000
Total Liabilities						6,500,000
Additional paid-in capital
Accumulated deficit			$ (10,000,000)		(10,000,000)	(6,500,000)
Total equity (deficit)						(6,500,000)
Consolidated Statements of Operations and Comprehensive Loss
Selling, general and administrative expenses						(3,500,060)
Research and development expenses					10,000,000	10,000,000
Net loss from operations						(6,499,940)
Loss from continuing operations before income taxes						(6,499,940)
Net Loss					$ (10,000,000)	$ (6,499,940)
Basic and diluted loss per share					$ (0.05)	$ (0.06)
Consolidated Statements of Cash Flow
Net loss from continuing operations					$ (10,000,000)	$ (6,499,940)
Issuance of common stocks for compensation					897,521	(60)
(Increase) decreases in prepayment					3,500,000
(Increase) decrease in due from related party					(350,000)
(Decrease) increase in due to related party					6,500,000	6,500,000
Increase (decrease) in due to shareholder					46,586
Net cash used in operating activities					594,107
Proceeds from subscription receivable					350,000
Proceeds from issuance of common stock					(897,521)
Net cash used in operating activities					$ (594,107)
Adjustments No.2 [Member]
Consolidated Balance Sheet
Due to related party
Total Liabilities
Additional paid-in capital						60
Accumulated deficit
Total equity (deficit)
Consolidated Statements of Operations and Comprehensive Loss
Selling, general and administrative expenses						60
Research and development expenses
Net loss from operations						(60)
Loss from continuing operations before income taxes						(60)
Net Loss						$ (60)
Basic and diluted loss per share						$ 0.00
Consolidated Statements of Cash Flow
Net loss from continuing operations						$ (60)
Issuance of common stocks for compensation						60
(Decrease) increase in due to related party
Net cash used in operating activities	$ (198)